Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Net Sales for New and Used Systems

Management reporting includes net system sales figures of new and used systems and includes sales per technology. Net system sales for new and used systems were as follows:

Year ended December 31 (in thousands)	2013 EUR	2012 EUR	2011 EUR

New systems	3,890,154	3,620,260	4,780,720
Used systems	102,975	181,372	103,193

Net system sales	3,993,129	3,801,632	4,883,913

Schedule of Net System Sales Per Technology

Net system sales per technology was as follows:

Year ended December 31 (in thousands)	Net system sales in units	Net system sales in EUR

2013
EUV	1	60,100
ArFi	77	3,120,719
ArF dry	2	38,019
KrF	64	720,053
l-line	13	54,238

Total	157	3,993,129

2012
EUV	1	43,700
ArFi	72	2,715,221
ArF dry	4	81,428
KrF	78	908,244
l-line	15	53,039

Total	170	3,801,632

2011
EUV	3	119,300
ArFi	101	3,549,122
ArF dry	11	228,909
KrF	87	926,572
l-line	20	60,010

Total	222	4,883,913

Net Sales and Long-lived Assets by Geographic Region

Net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31 (in thousands)	Net sales EUR	Long-lived assets EUR

2013
Japan	201,664	3,340
Korea	1,286,509	16,155
Singapore	139,313	1,109
Taiwan	2,221,426	48,427
Rest of Asia	478,234	3,742
Netherlands	11,525	969,192
Rest of Europe	187,030	2,600
United States	719,625	173,275

Total	5,245,326	1,217,840

2012
Japan	292,309	19,585
Korea	1,276,304	17,664
Singapore	98,554	968
Taiwan	1,479,768	50,372
Rest of Asia	197,262	2,073
Netherlands	-	869,736
Rest of Europe	256,192	1,571
United States	1,131,166	67,954

Total	4,731,555	1,029,923

2011
Japan	405,595	69,001
Korea	1,318,777	16,250
Singapore	436,308	1,167
Taiwan	1,146,601	46,418
Rest of Asia	450,796	1,496
Netherlands	-	851,612
Rest of Europe	505,129	1,198
United States	1,387,829	66,468

Total	5,651,035	1,053,610